Supplementary Information on Oil and Gas Exploration and Production Activities (Unaudited) - Summary of Results of Operations for Oil and Gas Producing Activities (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure - supplementary information on oil and gas exploration and production activities [Abstract]
Revenues from sale of oil and gas	$ 1,347,063,715	$ 944,008,383	$ 558,051,547
Hydrocarbon duties	404,918,526	306,827,282	154,609,136
Production costs (excluding taxes)	421,514,923	310,389,017	257,571,641
Other costs and expenses	94,115,614	35,671,317	(7,024,695)
Exploration expenses	38,752,353	37,006,392	31,868,857
Depreciation, depletion, amortization and accretion	173,178,527	62,569,917	845,380
Total production costs	1,132,479,943	752,463,925	437,870,319
Results of operations for oil and gas producing activities	$ 214,583,772	$ 191,544,458	$ 120,181,228